Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Schedule of related party transactions

	For the Year Ended December 31,
	2011	2010	2009
Amounts charged to unconsolidated joint ventures	$125,306	$118,905	$120,866
Amounts charged to properties owned by related parties	4,353	4,308	4,522